FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Changes in gross carrying amount of debt securities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	$ 37,570,270
Ending Balance	34,317,259	[1]	$ 37,570,270
Stage 3
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	1,318,452
Ending Balance	566,597		1,318,452
Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	36,524,575
Ending Balance	32,823,352		36,524,575
Fair value through OCI and amortized cost | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	13,489,294
Ending Balance	9,363,972		13,489,294
Fair value through OCI and amortized cost | Debt instruments | Stage 1
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	12,998,652
Ending Balance	6,313,062		12,998,652
Fair value through OCI and amortized cost | Debt instruments | Stage 2
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	454,065
Ending Balance	3,050,910		454,065
Fair value through OCI and amortized cost | Debt instruments | Stage 3
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	36,577
Ending Balance			36,577
Loans and advances to customers | Stage 3
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	2,161,759
Ending Balance	1,231,737		2,161,759
Loans and advances to customers | Fair value through OCI and amortized cost | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	13,489,294		12,996,259
Reclassification to assets held for sale	(4,326,015)
Sales and maturities	(6,740,567)		(8,099,895)
Purchases and renewals	7,061,307		8,105,387
Valuation and payments	84,490		(120,774)
Foreign Exchange	(204,537)		608,317
Ending Balance	9,363,972		13,489,294
Loans and advances to customers | Fair value through OCI and amortized cost | Debt instruments | Stage 1
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	12,998,652		12,760,342
Reclassification to assets held for sale	(4,188,943)
Transfer from stage 1 to stage 2	(137,017)		(294,440)
Transfer from stage 2 to stage 1	13,435		12,678
Sales and maturities	(6,740,567)		(7,928,390)
Purchases and renewals	4,570,660		7,975,932
Valuation and payments	(50,949)		(125,564)
Foreign Exchange	(152,209)		598,094
Ending Balance	6,313,062		12,998,652
Loans and advances to customers | Fair value through OCI and amortized cost | Debt instruments | Stage 2
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	454,065		205,133
Reclassification to assets held for sale	(100,495)
Transfer from stage 1 to stage 2	137,017		294,440
Transfer from stage 2 to stage 1	(13,435)		(12,678)
Sales and maturities	0		(171,505)
Purchases and renewals	2,490,647		129,455
Valuation and payments	135,439		3,806
Foreign Exchange	(52,328)		5,414
Ending Balance	3,050,910		454,065
Loans and advances to customers | Fair value through OCI and amortized cost | Debt instruments | Stage 3
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	36,577		30,784
Reclassification to assets held for sale	(36,577)
Valuation and payments	0		984
Foreign Exchange	0		4,809
Ending Balance	$ 0		$ 36,577

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.